Financial Statements Schedule I - Condensed Statements of Operations and Comprehensive Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating expenses:
General and administrative	$ (12,049,518)	$ (6,380,144)	$ (2,762,292)
Loss from operations	(51,391,036)	(38,529,301)	(16,349,437)
Interest income	527,351	403,266	5,005
Changes in fair value of warrants	200,000	(1,920,000)	(1,980,000)
Equity in loss of subsidiaries	(249,652)
Other income	933,158	2,533,966	341,112
Loss before income tax	(50,384,176)	(37,512,212)	(18,021,737)
Income tax expense	0
Net loss attributable to ordinary shareholders	(50,384,176)	(37,512,212)	(18,021,737)
Net loss	(50,384,176)	(37,512,212)	(18,021,737)
Foreign currency translation adjustments	1,148,440	(594,912)	(98,893)
Comprehensive loss	(49,235,736)	(38,107,124)	(18,120,630)
Parent Company
Operating expenses:
General and administrative	(4,114,144)	(534,660)	(56,806)
Loss from operations	(4,114,144)	(534,660)	(56,806)
Interest income	50,060
Changes in fair value of warrants	200,000	(1,920,000)	(1,980,000)
Equity in loss of subsidiaries	(46,598,092)	(35,057,552)	(15,984,931)
Other income	78,000
Loss before income tax	(50,384,176)	(37,512,212)	(18,021,737)
Net loss attributable to ordinary shareholders	(50,384,176)	(37,512,212)	(18,021,737)
Net loss	(50,384,176)	(37,512,212)	(18,021,737)
Foreign currency translation adjustments	1,148,440	(594,912)	(98,893)
Comprehensive loss	$ (49,235,736)	$ (38,107,124)	$ (18,120,630)